400 Howard Street
P.O. Box 7101
San Francisco, CA 94105
Tel +1 415 670 2059
Fax +1 415 618 1377
andrew.josef@blackrock.com

 January 30, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	iShares, Inc. (the “Company”)
            Securities Act File No. 33-97598;
            Investment Company Act File No. 811-09102

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Company, please accept this letter as certification that the Prospectuses and Statements of Additional Information, each dated January 30, 2012, do not differ from those contained in the following Post-Effective Amendments to the Company’s Registration Statement on Form N-1A, filed electronically on January 30, 2012:

Series	Post-Effective Amendment No.
iShares MSCI Global Agriculture Producers Fund	200
iShares MSCI Global Energy Producers Fund	201
iShares MSCI Global Gold Miners Fund	202
iShares MSCI Global Select Metals & Mining Producers Fund	203
iShares MSCI Global Silver Miners Fund	204

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (415) 670-2059.

Yours truly,

/s/ Andrew Josef
Andrew Josef, Esq.

cc:  Benjamin J. Haskin, Esq.